Wellington Shields All-Cap Fund
		Schedule of Investments
		February 28, 2021 (Unaudited)
Shares				Fair Value	% of Net Assets

COMMON STOCKS
Air Freight & Logistics
9,800	XPO Logistics, Inc. *			$ 1,142,680	2.21%

Banks
8,000	First Republic Bank			1,318,000	2.55%

Capital Markets
2,500	Blackrock Inc.			1,736,250
18,900	The Blackstone Group Inc. - Class A			1,308,447
				3,044,697	5.89%

Chemicals
4,000	Linde PLC (United Kingdom)			977,080
1,850	The Sherwin-Williams Company			1,258,629
				2,235,709	4.33%

Commodity Contracts Brokers & Dealers
18,000	Grayscale Bitcoin Trust *			777,600	1.50%

Crude Petroleum & Natural Gas
8,000	Pioneer Natural Resources Company			1,188,560	2.30%

Entertainment
10,000	Activision Blizzard, Inc.			956,100
6,800	Electronic Arts, Inc. *			910,996
4,300	Take-Two Interactive Software, Inc. *			793,178
				2,660,274	5.15%

Farm Machinery & Equipment
4,300	Deere & Co.			1,501,216	2.90%

Health Care Equipment & Supplies
11,400	Edwards Lifesciences Corporation *			947,340	1.83%

Household Durables
16,000	D.R. Horton, Inc.			1,229,920	2.38%

Industrial Conglomerates
7,000	Honeywell International Inc.			1,416,450	2.74%

Interactive Media & Services
4,400	Facebook, Inc. - Class A *			1,133,528	2.19%

Internet & Direct Marketing Retail
5,900	Alibaba Group Holding Limited * **			1,402,784
850	Alphabet, Inc. - Class A *			1,718,624
92	Alphabet, Inc. - Class C *			187,391
630	Amazon.com, Inc. *			1,948,546
				5,257,345	10.17%

IT Services
2,300	Accenture Plc - Class A (United Kingdom)			577,070
3,750	Mastercard Incorporated			1,326,937
850	Shopify Inc. - Class A * (Canada)			1,088,825
				2,992,832	5.79%

Life Sciences Tools & Services
3,600	Thermo Fisher Scientific Inc.			1,620,288	3.14%

Machinery
3,000	Cummins Inc.			759,600	1.47%

Metal Mining
40,000	Freeport-McMoRan Inc.			1,356,400	2.62%

Metals & Mining
25,500	Wheaton Precious Metals Corp. (Canada)			911,370	1.76%

Multiline Retail
5,500	Dollar General Corporation			1,039,445
8,000	Target Corporation			1,467,520
				2,506,965	4.86%

Security Brokers, Dealers & Flotation Companies
15,000	Morgan Stanley & Co.			1,153,050	2.23%

Semiconductors & Semiconductor Equipment
8,000	Microchip Technology Incorporated			1,221,040	2.36%

Services-Equipment Rental & Leasing, NEC
4,500	United Rentals, Inc. *			1,338,210	2.59%

Software
5,500	Microsoft Corporation			1,278,090
5,700	salesforce.com, inc. *			1,234,050
1,900	ServiceNow, Inc. *			1,013,574
				3,525,714	6.83%

Specialty Retail
2,000	The Home Depot, Inc.			516,680	1.00%

State Commercial Banks
3,200	SVB Financial Group *			1,617,152	3.13%

Total for Common Stocks (Cost $30,207,082)				43,372,620	83.92%

EXCHANGE TRADED FUNDS
Equity Funds
9,600	iShares® Nasdaq Biotechnology ETF			1,506,528
5,000	iShares® Russell 2000 Index			1,091,550
10,000	The Health Care Select Sector SPDR Fund			1,126,100
18,500	SPDR® S&P® Homebuilders ETF			1,147,740
22,500	VanEck Vectors® Gold Miners ETF			700,425
17,000	VanEck Vectors® Junior Gold Miners ETF			777,920
7,000	VanEck Vectors® Semiconductor ETF			1,686,650

Total Exchange Traded Funds (Cost $6,202,169)				8,036,913	15.55%

MONEY MARKET FUNDS
307,577	First American Treasury Obligations Fund - Class X 0.03% ***			307,577	0.60%
(Cost - $307,577)

	Total Investments			51,717,110	100.07%
	(Cost - $36,716,828)

	Liabilities in Excess of Other Assets			(35,473)	-0.07%

	Net Assets			$ 51,681,637	100.00%

* Non-Income Producing Security.
** ADR - American Depositary Receipt.
*** The Yield shown represents the 7-day yield at February 28, 2021.

1. SECURITY TRANSACTIONS

For Federal income tax purposes, the cost of securities owned at February 28, 2021, was $36,716,828. At February 28, 2021, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments was as follows:

		Unrealized Gain		$ 15,147,789
		Unrealized Loss		(147,507)
		Unrealized Gain		$ 15,000,282

2. SECURITIES VALUATIONS

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS

A description of the valuation techniques applied to the Fund’s major categories of assets measured at fair value on a recurring basis follows.

Equity securities (common stocks, including ADRs). Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security, and if an equity security is valued by the pricing service at its last bid, it is generally categorized as a level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, subject to review of the Board of Trustees (the “Trustees” or the “Board”) and are categorized in level 2 or level 3, when appropriate.

Money market funds. Money market funds are valued at net asset value provided by the funds and are classified in level 1 of the fair value hierarchy.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of February 28, 2021:

Valuation of Inputs and Assets		Level 1	Level 2	Level 3	Total
Common Stocks		$ 43,372,620	$ -	$ -	$ 43,372,620
Exchange Traded Funds		8,036,913			8,036,913
Money Market Funds		307,577	-	-	307,577
Total		$ 51,717,110	$ -	$ -	$ 51,717,110

Refer to the Fund's Schedule of Investments for a listing of securities by industry. The Fund did not hold any Level 3 assets or liabilities during the fiscal quarter ended February 28, 2021.